Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation.
Schedule of share-based compensation expense by type of award

	Years ended December 31,
	2011	2012	2013
Share options	$1,654,630	$792,691	$671,768
Non-vested restricted shares	342,123	1,413,789	1,470,677

Total share-based compensation	$1,996,753	$2,206,480	$2,142,445

Schedule of key assumptions used to estimate grant date fair value of options granted
	2011	2012
Risk-free interest rate	1.11%-2.61%	2.51%-3.04%
Expected term	6-6.25 years	—
Contractual term	—	8.78-10 years
Expected volatility rate	55.00%-60.00%	54.57%-57.16%
Dividend yield	0%	0%

Summary of option activity and information regarding options outstanding

	Number of options	Weighted average exercise price	Weighted Average remaining contract terms	Aggregate intrinsic value
Options outstanding at January 1, 2013	46,921,360	$0.14
Granted	—	$—
Forfeited	(8,508,820)	$0.16
Conversion to restricted shares	—	$—
Exercised	(10,412,700)	$0.08

Options outstanding at December 31, 2013	27,999,840	$0.16	7.5 years	2,565,529

Options vested or expected to vest at December 31, 2013	26,599,848	$0.16	7.5 years	2,437,252

Options exercisable at December 31, 2013	12,051,090	$0.13	7.0 years	1,561,389

Summary of non-vested restricted shares activities under share incentive plan and information regarding restricted shares outstanding

	Number of Non-vested Restricted Shares	Weighted average grant-date fair value
Non-vested as of January 1, 2013	8,649,648	0.60
Granted	15,384,560	0.25
Forfeited	(2,330,747)	0.54
Vested	(2,663,047)	0.59

Non-vested as of December 31, 2013	19,040,414	0.32